Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECTED AMERICAN SHARES INC
Entity Central Index Key	0000088808
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000009551 [Member]
Shareholder Report [Line Items]
Fund Name	Selected American Shares
Class Name	Class S
Trading Symbol	SLASX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected American Shares (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfund.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected American Shares (Class S)	$51	0.97%*
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 10.74%, versus a 10.21% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+104% vs +20%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%) - three largest individual contributors
  Health Care - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and UnitedHealth Group (+28%)
  Overweight in Energy (average weighting 7% vs 3%)
  Individual holdings
    MGM Resorts (+31%), Alphabet (+14%), U.S. Bancorp (+15%), and Teck Resources (+25%)
Detractors from Performance
  Financials - underperformed the Index sector (-3% vs -1%) and overweight (average weighting 27% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Wells Fargo (-10%), Ping An Insurance (-20%), and Markel Group (-9%)
  Significantly underweight in Information Technology (average weighting 11% vs 35%)
  Industrials - underperformed the Index sector (+1% vs +20%) and underweight (average weighting 4% vs 9%)
    DiDi Global (-37%)
  Energy - underperformed the Index sector (+6% vs +20%)
  Communication Services - underperformed the Index sector (-2% vs +1%) and overweight (average weighting 13% vs 10%)
    Meta Platforms (-15%) and Pinterest (-19%)
  Individual holdings
    Trip.com Group (-45%), Prosus (-30%), and JBS (-11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Selected American Shares (Class S)	26.15%	10.90%	13.53%
S&P 500 Index	22.32%	13.40%	15.50%
Russell 1000 Value Index	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund's website at www.selectedfund.com .
Net Assets	$ 2,100,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,600,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$2.1
Total number of portfolio holdings as of 06/30/26	45
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$5.6

Holdings [Text Block]	Top Sectors as of 06/30/26 Net Assets
Financials	25.50%
Health Care	16.86%
Consumer Discretionary	12.86%
Communication Services	12.33%
Information Technology	10.25%

C000009552 [Member]
Shareholder Report [Line Items]
Fund Name	Selected American Shares
Class Name	Class D
Trading Symbol	SLADX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected American Shares (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfund.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected American Shares (Class D)	$34	0.65%*
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 10.94%, versus a 10.21% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+104% vs +20%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%) - three largest individual contributors
  Health Care - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and UnitedHealth Group (+28%)
  Overweight in Energy (average weighting 7% vs 3%)
  Individual holdings
    MGM Resorts (+31%), Alphabet (+14%), U.S. Bancorp (+15%), and Teck Resources (+25%)
Detractors from Performance
  Financials - underperformed the Index sector (-3% vs -1%) and overweight (average weighting 27% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Wells Fargo (-10%), Ping An Insurance (-20%), and Markel Group (-9%)
  Significantly underweight in Information Technology (average weighting 11% vs 35%)
  Industrials - underperformed the Index sector (+1% vs +20%) and underweight (average weighting 4% vs 9%)
    DiDi Global (-37%)
  Energy - underperformed the Index sector (+6% vs +20%)
  Communication Services - underperformed the Index sector (-2% vs +1%) and overweight (average weighting 13% vs 10%)
    Meta Platforms (-15%) and Pinterest (-19%)
  Individual holdings
    Trip.com Group (-45%), Prosus (-30%), and JBS (-11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Selected American Shares (Class D)	26.56%	11.26%	13.89%
S&P 500 Index	22.32%	13.40%	15.50%
Russell 1000 Value Index	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund's website at www.selectedfund.com.
Net Assets	$ 2,100,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,600,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$2.1
Total number of portfolio holdings as of 06/30/26	45
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$5.6

Holdings [Text Block]	Top Sectors as of 06/30/26 Net Assets
Financials	25.50%
Health Care	16.86%
Consumer Discretionary	12.86%
Communication Services	12.33%
Information Technology	10.25%

[1]	Annualized.
[2]	Annualized.